Taxes - Income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes
Current income tax	$ 7,117,040	$ 7,539,093	$ 5,108,549
Deferred income tax	(2,365,108)	783,136	472,772
Adjustments to prior years' current and deferred tax	(33,519)	(63,744)	218,947
Income tax expenses	$ 4,718,413	$ 8,258,485	$ 5,800,268